Acquisitions of businesses (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Property, plant and equipment		$ 26	$ 44
Right-of-use assets		32
Currently marketed products	$ 292	196	3,550
Acquired research and development	262	8,600	342
Other intangible assets	98	218	22
Deferred tax assets	28	476	60
Non-current financial and other assets		49	8
Inventories		84	195
Trade receivables and financial and other current assets	1	109	4
Cash and cash equivalents	10	76
Deferred tax liabilities	(74)	(1,977)	(107)
Current and non-current financial debts	(1)	(32)	(2)
Current and non-current lease liabilities		(44)
Trade payables and other liabilities	(4)	(144)	(178)
Net identifiable assets acquired	612	7,669	3,938
Acquired cash and cash equivalents	(10)	(76)
Non-controlling interests	(105)
Goodwill	238	2,580	186
Net assets recognized as a result of acquisitions of business	735	10,173	4,124
Goodwill expected to be deductible for tax purposes	$ 107	$ 74	$ 98